SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On October 8, 2025, Polomar Health Services, Inc. (the “Company”) entered into a First Amendment to Agreement and Plan of Merger and Reorganization (the “Amendment”), which amended the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), dated as of July 23, 2025, by and among the Company, Polomar Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of the Company, and Altanine Inc., a Nevada corporation.

The Amendment amended the Merger Agreement to provide that the “Exchange Ratio” shall mean the exchange ratio of one share of Parent Common Stock (as defined in the Merger Agreement) for each share of Company Common Stock (as defined in the Merger Agreement) and five shares of Parent Preferred Stock (as defined in the Merger Agreement) for each share of Company Preferred Stock (as defined in the Merger Agreement), subject to adjustment.

On October 23, 2025, the Company extended the due date for the remaining $50,000 initial exclusivity payment that was due on October 24, 2025, to November 21, 2025, and the remaining $500,000 exclusivity payment is expected to be received on or before December 31, 2025.

On October 29, 2025, pursuant to the terms of the September 15, 2025, Executive Employment Agreement between the Company and Mr. Tierney, the Company and Mr. Tierney mutually agreed that Mr. Tierney’s “Start Date” would be November 1, 2025.

On October 29, 2025, the Company and Profesco, Inc. agreed to Addendum #4 to the Professional Services Agreement in effect between the Company, Profesco, Inc. and Mr. Tierney extending the agreement through October 31, 2025. The Addendum provides total compensation in the amount of $32,000 plus reasonable expenses for the period September 1, 2025, through October 31, 2025.

On November 15, 2025, the Company issued 16,667 shares of the Company’s common stock to Gabriel Del Virginia in fulfillment of the Company’s obligations pursuant to Mr. Del Virginia’s Director Services Agreement.

On November 15, 2025, the Company issued 16,799 shares of the Company’s common stock to David Spiegel in fulfillment of the Company’s obligations pursuant to Mr. Spiegel’s Director Services Agreement.

On November 17, 2025, the Company and Profesco Holdings executed an amendment to the Profesco Note (the “Profesco First Amendment”). The Profesco First Amendment increased the principal amount that the Company may draw upon by $100,000 (the “Profesco Additional Principal”) to $200,000. The Profesco Additional Principal shall be subject to a 3% origination fee per draw. The annual interest rate to be charged on the Additional Principal shall be 15%, simple interest. The Profesco First Amendment contains provisions for repayment of the Profesco Note between November 1, 2025, and December 31, 2025. Any remaining principal on or after January 1, 2026, shall be subject to an 18% annual interest rate.

NOTE 9 – SUBSEQUENT EVENTS

On January 9, 2025, the Company entered into a Restated and Amended Know How and Patent License Agreement with Pinata Holdings, Inc., (the “Restated Agreement”). The Restated Agreement was modified to include Polomar Specialty Pharmacy, LLC as an additional party to the Restated Agreement and the right of the Company to sub-license the licensed intellectual property was removed from the Restated Agreement. All other material terms of the original agreement remain unchanged.

On March 11, 2025, Polomar Health Services, Inc., a Nevada corporation (“Company”), executed a Product Fulfillment and Distribution Agreement, effective on March 12, 2025, and as amended on March 17, 2025, (the “Agreement”) with ForHumanity, Inc., a Delaware corporation (“ForHumanity”) and Island Group 40, LLC (“IG4”).

The Agreement, as amended, allows ForHumanity to exclusively market (through September 30, 2025), the Company’s previously licensed, patent pending, inhalable sildenafil and inhalable sumatriptan. The Company shall be solely responsible for fulfilling valid prescriptions for these medications through our wholly owned subsidiary, Polomar Specialty Pharmacy, LLC (“Polomar”). IG4 provides account management services on behalf of the Company.

The Agreement incorporates the following material terms:

The license is for an initial term of three years and may be automatically renewed for additional terms pursuant to the Agreement, provided ForHumanity meets certain revenue commitments prior to the end of the initial term.

In exchange for a guaranteed payment of $750,000 the Company has granted exclusivity to market the products to potential customers through September 30, 2025. Exclusivity may be extended through March 30, 2026, provided ForHumanity provides at least $1,500,000 in sales revenue to the Company this year. The Agreement provides for additional exclusivity extensions upon ForHumanity meeting increased revenue goals to the Company.

Effective April 10, 2025, the Company’s Board of Directors appointed Charlie Lin, the Company’s current Controller to the office of Treasurer and Mr. Lin shall additionally serve as the Company’s Chief Financial Officer. Also, effective April 10, 2025, Mr. Tierney resigned his positions as Treasurer and Chief Financial Officer.

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with David Spiegel, a director of the Company (the “DS Agreement”). The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,354.00 and shall receive a total of 104,384 shares of restricted common stock pursuant to the terms of the DS Agreement. On May 15, 2025, the Company issued 62,384 shares of fully vested stock to Mr. Spiegel. The remaining stock compensation due Mr. Spiegel shall vest in equal monthly issuances of 8,400 shares through the end of his initial term on October 16, 2025.

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with Gabe Del Virginia, a director of the Company (the “GDV Agreement”). The GDV Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On May 15, 2025, the Company issued 83,355 shares of fully vested stock to Mr. Del Virginia. The remaining stock compensation due Mr. Del Virginia shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.

ALTANINE, INC. [Member]
SUBSEQUENT EVENTS

Note 12: Subsequent events

Management has evaluated events that have occurred subsequent to the date of these condensed consolidated unaudited financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through November 21, 2025, the date the condensed consolidated unaudited financial statements were issued in accordance with FASB ASC Topic 855, “Subsequent Events.”

Subsequent to September 30, 2025, the Company appointed Dr. Bruce Forest to the Company’s Scientific Advisory Board to bring experts in medicine, pharmacology and product development to provide guidance on trial design and regulatory strategy.

Note 8: Subsequent Events

On June 20, 2025, the Company issued 40 shares of its newly designated Series A Convertible Preferred Stock in exchange for a $1,000,000 one-time pay down of its outstanding loan balance from GLD Sponsor Member II, LLC, a related party. The Series A Convertible Preferred Stock is voting, has a stated value of $25,000 per share, accrues cumulative dividends at an annual rate of 10%, ranks senior to the Company’s common stock, and is convertible into common stock at a variable conversion price, subject to customary anti-dilution protections.

The Company may redeem all the outstanding shares for cash at its discretion. The redemption price is the greater of (A) stated value, any applicable premium based on the MOIC (Multiple on Invested Capital) and accrued and unpaid dividends, (B) 1.225 of stated value if redeemed before the third anniversary date or (C) 1.325 of the stated value if redeemed after the third anniversary date.

The transaction was approved by the Company’s Board of Directors and completed subsequent to the balance sheet date. Because the exchange occurred after December 31, 2024, and did not relate to conditions existing as of that date, it is considered a non-recognized subsequent event under ASC 855 and has not been reflected in the accompanying consolidated financial statements.

On July 7, 2025, the Company appointed Mr. Charles Andres as its Chief Executive Officer, succeeding Mr. George Hornig, who had been serving as Interim Chief Executive Officer and Chairman of the Board of Directors. In connection with his appointment, Mr. Andres entered into an employment agreement providing for an annual base salary of $425,000, a target bonus opportunity equal to 75% of base salary, and the grant of 2,186,574 stock options with an exercise price of $0.71 and a contractual term of ten years.

Subsequent to December 31, 2024, the Company appointed Dr. Forest and Dr. Gutiérrez-Castrellón to the Company’s Scientific Advisory Board to bring experts in medicine, pharmacology and product development to provide guidance on trial design and regulatory strategy.

Subsequent to December 31, 2024, the Company issued 3,274,648 shares of common stock pursuant to the cashless exercise of 7,500,000 warrants. No consideration was received by the Company.

Subsequent to December 31, 2024, the Company issued 500,000 stock options to a related party with an exercise price of $0.71 and a contractual term of ten years.